Fees and Expenses - WP Large Cap Income Plus Fund	Mar. 27, 2026
Prospectus [Line Items]
Expense Narrative [Text Block]

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your household invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 20 of this prospectus and the section captioned “Purchases” beginning on page 32 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Contingent Deferred Sales Charges (the “CDSCs”) are not included in these calculations for Class A Shares and Class C shares. If the CDSCs were included, your costs would be higher. See “Purchasing Shares – Choosing a Share Class” below. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Portfolio Turnover [Text Block]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended November 30, 2025, the Fund’s portfolio turnover rate was 3.80% of the average value of its portfolio.

Portfolio Turnover, Rate	3.80%